Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
Description of Business
Locust Walk Acquisition Corp. (“LWAC”) was initially formed on October 2, 2020 as a Delaware corporation formed for the purpose of effecting a m
e
rger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business transaction with one or more operating businesses.
On May 26, 2021, LWAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Locust Walk Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of LWAC (“Merger Sub”), and eFFECTOR Therapeutics, Inc., a Delaware corporation (“Old eFFECTOR”).
Pursuant to the terms of the Merger Agreement, a business combination between LWAC and Old eFFECTOR was effected through the merger of the Merger Sub with and into Old eFFECTOR, with Old eFFECTOR surviving as the surviving company and a wholly-owned subsidiary of LWAC with the name of eFFECTOR Therapeutics Operations, Inc. On August 25, 2021, and in connection with the closing of the business combination (the “Business Combination”), LWAC was renamed eFFECTOR Therapeutics, Inc. (“eFFECTOR” or the “Company”). All outstanding preferred shares of Old eFFECTOR converted into common shares of Old eFFECTOR on a 1:1 basis, which were then converted, along with all outstanding common shares of Old eFFECTOR, into common shares of the surviving eFFECTOR company through application of an exchange ratio of approximately 0.09657 (the “Exchange Ratio”).
The Company is a clinical-stage biopharmaceutical company focused on pioneering the discovery and development of a new class of oncology drugs the Company refers to as selective translation regulator inhibitors. The Company’s principal operations are in the United States, with its headquarters in Solana Beach, California. The Company has devoted substantially all of its resources to raising capital, identifying potential product candidates, establishing its intellectual property portfolio, conducting preclinical studies and clinical trials, establishing arrangements with third parties for the manufacture of its product candidates and related raw materials, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations through December 31, 2021.
Basis of Presentation
The Company’s consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, LWAC was treated as the “acquired” Company and eFFECTOR is treated as the acquirer for financial reporting purposes.
Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old eFFECTOR issuing stock for the net assets of LWAC, accompanied by a recapitalization. The net assets of LWAC are stated at historical cost, with no goodwill or other intangible assets recorded.
Old eFFECTOR was determined to be the accounting acquirer based on the following predominant factors:

•	Old eFFECTOR’s shareholders have a majority of the voting power of the combined company;

•	the Board and Management are primarily composed of individuals associated with Old eFFECTOR; and

•	Old eFFECTOR comprises all of the ongoing operations of the combined company.
The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Old eFFECTOR. The shares and corresponding capital amounts, options and related per share amounts, and income or losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio established in the Business
Combination.

Liquidity
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.
Management is required to perform a
two-step
analysis over its ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (step 2).
The Company has experienced net losses and negative cash flows from operating activities since its inception, aside from the years ended December 31, 2021 and December 31, 2020 when net income was realized as a result of a gain in fair value recognized associated with the earn-out liability and non-recurring revenue in connection with the Research Collaboration and License Agreement with Pfizer, respectively. The Company has an accumulated deficit of $120.9 million at December 31, 2021. For the year ended December 31, 2021, the Company used $24.9 million in cash for operations. At December 31, 2021, the Company had cash and cash equivalents of $49.7 million. Management anticipates that its expenses will increase significantly in connection with its ongoing activities to support its research and development efforts, and it expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future.
The Company believes that its $49.7 million of cash and cash equivalents held as of December 31, 2021 are sufficient to fund planned operations for at least twelve months from the date these consolidated financial statements are issued. Additionally, in January 2022, the Company entered into an equity purchase agreement with Lincoln Park Capital Fund, LLC

(“Lincoln Park”)
which includes an initial purchase of $3.0 million worth of shares of common stock and provides for the availability of an additional $47.0 million of shares of its common stock over the thirty-six
(36) month term (refer to Note 17). The Company may also pursue additional cash resources through public or private equity or debt financings.
Management’s expectations with respect to its ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. Its operating plan may change as a result of many factors currently unknown to management and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than anticipated. If adequate funds are not available to the Company on a timely basis, management may be required to delay, limit, reduce or terminate certain of its research, product development or future commercialization efforts, obtain funds through arrangements with collaborators on terms unfavorable to the Company, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of its stockholders.